Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2019 (Tables)	12 Months Ended
Dec. 31, 2021
The Company applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2019. The main new standards adopted are the following:

The Company applied amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2019. The main new standards adopted are the following:

Statement	Description	Effective date
IFRS 16 – Leases (“IFRS16”)

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to recognize most leases on the balance sheet.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors will continue to classify leases as either operating or finance leases using similar principles as in IAS 17. Therefore, IFRS 16 does not have an impact for leases where the Company is the lessor.

The Company adopted IFRS 16 using the full retrospective method of adoption, with the date of application of January 1, 2019, with retrospective effect from January 1, 2017.
IFRIC 23 - Uncertainty over Income Tax treatment (“IFRIC23”)

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty.

That affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

01/01/2019
Amendments to IFRS 3 – Business Combinations (*)	The amendments to IFRS 3 clarify that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input of resources and a substantive process that, together, contribute significantly to the ability to generate output of resources.	01/01/2020
IAS 1: Definition of material omission	Aligns the definition of omission in all standards defining what information is material if its omission, distortion or obscuration can reasonably influence decisions that the main users of the general purpose financial statements make based on these financial statements, which provide financial information about a specific report of the entity.	01/01/2020
Amendments to IAS 39, IFRS 7 and IFRS 9: Reference Interest Rate Reform	The amendments to Pronouncements IAS 39, IFRS 7 and IFRS 9 provide exemptions that apply to all protection relationships directly affected by the reference interest rate reform. A protective relationship is directly affected if the reform raises uncertainties about the period or the value of cash flows based on the reference interest rate of the hedge object item or hedge instrument.	01/01/2020
Review of Conceptual Framework	Concepts and guidelines on presentation and disclosure, measurement bases, financial report objectives and useful information.	01/01/2020
IFRS 16: Benefits provided to lessees in connection with the COVID-19 pandemic	As a practical expedient, the lessee may choose not to assess whether a Covid-19 Related Benefit Granted to Lessee under a Lease Agreement is a modification of the lease. The Company does not use this practical expedient.	01/01/2020 (Published on 07/07/2020)

(*) Applicable for acquisitions concluded after January 1, 2020.

Schedule of new standards, amendments and interpretations issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company has not yet adopted these new and amended standards and interpretations.

Accounting pronouncement	Description	Effective for annual periods beginning on or after
Amendments to IAS1: Classification of liabilities as current and non-current and disclosure of accounting policies

Specify the requirements for classifying the liability as current or non-current. The amendments clarify: which means a right to postpone liquidation; that the right to postpone must exist on the base date of the report; that this classification is not affected by the likelihood that an entity will exercise its right to postpone; and that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.

- The amendments are to help entities disclose accounting policies that are more useful by replacing the requirement for disclosure of significant accounting policies for material accounting policies.

01/01/2023
Amendments to IAS8: Definition of accounting estimates

Introduce the definition of 'accounting estimate'. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and correction of errors. In addition, they clarify how entities use measurement and input techniques to develop accounting estimates.

01/01/2023